Segment Information - Reconciliation of Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Pretax adjusted operating earnings	$ 7,209	$ 3,863	$ (2,393)
Non-operating adjustments income (loss):
Net movement in freestanding derivatives	2,025	(2,640)	(7,267)
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	(355)	181	373
Cost of reinsurance	0	0	(2,520)
Pretax income (loss)	7,209	3,863	(2,393)
Income tax expense (benefit)	1,396	616	(841)
Net income (loss)	5,813	3,247	(1,552)
Operating Segments
Segment Reporting Information [Line Items]
Pretax adjusted operating earnings	1,747	2,826	2,031
Segment Reconciling Items
Non-operating adjustments income (loss):
Fees attributed to variable annuity benefit reserves	3,077	2,854	2,509
Net movement in freestanding derivatives	(2,743)	(5,675)	(4,661)
Net reserve and embedded derivative movements	2,891	2,753	(3,184)
DAC and DSI impact	(1,214)	(266)	1,261
Assumption changes	367	24	128
Net realized investment gains (losses) including change in fair value of funds withheld embedded derivative	1,830	159	813
Cost of reinsurance	0	0	(2,082)
Net investment income on funds withheld assets	$ 1,254	$ 1,188	$ 792